Retirement Benefit Obligations - Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Eurozone [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	3.59%	3.41%	3.64%
Pensions in payment	1.70%	1.50%	1.75%
Inflation	1.75%	1.50%	1.75%
Discount rate	2.05%	1.86%	2.61%
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	1.25%	1.25%	1.75%
Inflation	0.75%	0.75%	0.75%
Discount rate	0.70%	0.65%	0.85%
United States and Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	3.27%	3.28%	3.29%
Inflation	2.00%	2.00%	2.00%
Discount rate	3.52%	4.01%	4.22%
Medical cost trend rate	6.33%	5.98%	6.21%